Note 28 - Non Controlling Interest (Tables)	6 Months Ended
Jun. 30, 2020
Non Controlling interests
Non controling interest explanatory
Non-controlling interests: breakdown by subgroups (Millions of Euros)
	June 2020	December 2019
Garanti BBVA	3,988	4,240
BBVA Peru	1,222	1,334
BBVA Argentina	439	422
BBVA Colombia	65	76
BBVA Venezuela	66	71
Other entities	55	57
Total	5,836	6,201

Profit atributable to Non controling interest
Profit attributable to non-controlling interests (Millions of Euros)
	June 2020	June 2019
Garanti BBVA	274	291
BBVA Peru	39	115
BBVA Argentina	18	60
BBVA Colombia	2	5
BBVA Venezuela	(2)	2
Other entities	3	2
Total	333	475